INVESTMENTS IN COMPANIES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2017
Investments in and Advances to Affiliates [Line Items]
Summarized data of financial statements associates
Summarized data of the financial statements of associates, unadjusted to the Company's percentage of holdings: *)

	December 31,
	2017	2016

Assets	$364,805	$285,988
Liabilities	$446,335	$352,892
Income	$41,546	$46,324
Net loss	$(13,206)	$(9,740)

*)	The information presented does not include excess cost and goodwill.

300 South Riverside Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Schedule of investment
	December 31,
	2017	2016

Invested in equity	$13,142	$16,142
Accumulated net loss	(2,855)	(737)

Total investment	$10,287	$15,405

Two Penn Center Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Schedule of investment
	December 31,
	2017	2016

Invested in equity	$4,025	$4,025
Distributions	(672)	(335)
Accumulated net loss	(84)	(203)

Total investment	$3,269	$3,487